Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	ENSYSCE BIOSCIENCES, INC.
Entity Central Index Key	0001716947
Entity Primary SIC Number	2834
Entity Tax Identification Number	82-2755287
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7946 Ivanhoe Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	263-4196
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false